FINANCIAL INSTRUMENTS - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 353,157
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,392	$ 93
FVTPL | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	63,886	43,724
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		605
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	106
FVTOCI | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		132
Amortised cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	69,597	40,506
Amortised cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	12,240	25,968
Amortised cost | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	49,184	49,644
Amortised cost | Put option on minority interest of Walmeric
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	15,423
Amortised cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	134,485	87,598
Amortised cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	955	81
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27,585	19,284
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,875	1,166
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	608	327
FVTOCI | Commercial Papers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,996
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	150	165
FVTOCI | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	22,088	10,478
Amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	427,804	278,939
Amortised cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,027	615
Amortised cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	300,109	201,664
Amortised cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	16,438	15,100
Amortised cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,901	6,250
Amortised cost | Guarantee payments related to the future lease of a property under construction
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		4,553
Amortised cost | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 35	$ 35